Long-term debt - Narrative (Details) $ in Millions, $ in Millions						12 Months Ended
	Mar. 16, 2022 CAD ($)	Apr. 19, 2021 CAD ($)	Nov. 06, 2020 CAD ($)	Sep. 14, 2020 CAD ($)	Mar. 16, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)	Aug. 12, 2021 CAD ($)	Aug. 12, 2021 USD ($)	May 28, 2021 CAD ($)	Mar. 17, 2021 CAD ($)	Mar. 17, 2021 USD ($)	Aug. 14, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	May 14, 2020 CAD ($)	Mar. 25, 2020 CAD ($)	Feb. 13, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs						$ 53	$ 50
Series US-5 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 755	$ 600
Series US-5 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										2.15%	2.15%
Series US-6 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 818	$ 650
Series US-6 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										3.20%	3.20%
Series M-56 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 500
Series M-56 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												2.20%
Series M-40 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 1,700
Series M-40 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.00%
Series M-54 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 1,000
Series M-54 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													3.00%	3.00%
Series M-55 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 550
Series M-55 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													4.05%	4.05%
Series US-3 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 747	$ 600
Series US-3 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													0.75%	0.75%
Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 623	$ 500
Series US-4 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													3.65%	3.65%
Series US-7 Notes | Debt issued
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 954	$ 750
Series US-7 Notes | Fixed interest rate | Debt issued
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								3.65%	3.65%
Series M-26 MTN debentures | Forecast
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 1,000
Early debt redemption costs	$ 18
Series M-26 MTN debentures | Fixed interest rate | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%
Series M-42 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed			$ 850
Series M-42 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			2.00%
Series M-30 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed				$ 750
Series M-30 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.15%
Series M-53 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 750
Series M-53 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)															1.65%
Series M-52 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 1,000
Series M-52 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																		2.50%
Series M-51 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 500		$ 750
Series M-51 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																		3.50%		3.50%
Series M-47 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																			$ 1,000
Series M-47 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																			3.35%
Series M-24 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed					$ 500
Series M-24 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					4.95%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 2,035	$ 1,450